Subsequent Events (Details) ¥ in Millions, USDT in Millions, $ in Millions					4 Months Ended		12 Months Ended
	Jul. 25, 2030	Mar. 31, 2026 CNY (¥) USDT	Jun. 27, 2025 shares	Feb. 21, 2025 shares	Apr. 30, 2026 CNY (¥) shares	Apr. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($)
Subsequent Events [Line Items]
Paid consideration | $							$ 0.2
Forecast [Member]
Subsequent Events [Line Items]
Percentage of borrowings interest rate	5.40%
Zhejiang Shaoxing Ruifeng Rural Commercial Bank Co., Ltd [Member] | Forecast [Member]
Subsequent Events [Line Items]
Repayment debt | ¥					¥ 8.2
Subsequent Event [Member]
Subsequent Events [Line Items]
Number of units borrowed | USDT		1.0
Repayment debt | ¥		¥ 7.0
Percentage of borrowings interest rate		2.54%
Paid consideration | $						$ 0.9
Common Class A [Member]
Subsequent Events [Line Items]
Repurchased ordinary shares | shares			5,952,381	913,714
Common Class A [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Repurchased ordinary shares | shares					282,743	282,743